Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 6,150	$ 5,990
Purchased power costs	2,899	2,875
Operation, maintenance and administration	1,105	1,066
Depreciation, amortization and asset removal costs (Note 5)	837	817
Income before financing charges and income taxes	1,309	1,232
Capital Investments	1,575	1,567
Total assets	25,657	25,701
Goodwill	325	325
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,686	1,578
Purchased power costs	0	0
Operation, maintenance and administration	409	375
Depreciation, amortization and asset removal costs (Note 5)	435	420
Income before financing charges and income taxes	842	783
Capital Investments	985	968
Total assets	13,973	13,608
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,422	4,366
Purchased power costs	2,899	2,875
Operation, maintenance and administration	602	593
Depreciation, amortization and asset removal costs (Note 5)	395	390
Income before financing charges and income taxes	526	508
Capital Investments	577	588
Total assets	9,325	9,259
Goodwill	168	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	42	46
Purchased power costs	0	0
Operation, maintenance and administration	94	98
Depreciation, amortization and asset removal costs (Note 5)	7	7
Income before financing charges and income taxes	(59)	(59)
Capital Investments	13	11
Total assets	$ 2,359	$ 2,834